Mobile Financial Services activities - Fair value of derivatives, net (Details) - Derivatives [member] - Orange Bank Operating Segment Member - Operating segments [member] € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount, fair value	€ 58
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount, fair value	€ 58